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                              Prospectus Supplement
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
            (LIBERTY'S SPECTRUM SELECT PLUS FLEXIBLE PREMIUM VARIABLE
                            LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001


                                       ***


As of July 16, 2001 the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund and the AIM V.I. New Technology Fund each offer two classes of shares: Series I shares and Series II shares. Each Fund's accompanying Prospectus describes only the Series I class shares. Only the Funds' Series I class shares are available for investment under the Contracts.


Supplement Dated July 19, 2001                                     FPVUL-2001150